Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [Abstract]
Reconciliation of change of reclamation and waste provisions
Reclamation Waste disposal Total
Beginning of year $ 1,025,039 $ 10,768 $ 1,035,807
Changes in estimates and discount rates [note 8]
Capitalized in property, plant and equipment (5,575) - (5,575)
Recognized in earnings [note 8] (28,333) 1,134 (27,199)
Provisions used during the period (26,591) (992) (27,583)
Accretion [note 19] 40,364 294 40,658
Effect of movements in exchange rates (15,045) - (15,045)
End of period $ 989,859 $ 11,204 $ 1,001,063
Current $ 41,333 $ 6,315 $ 47,648
Non-current 948,526 4,889 953,415
$ 989,859 $ 11,204 $ 1,001,063

Reclamation provisions	2025 2024 Uranium $ 833,881 $ 865,574 Fuel services 155,978 159,465 Total $ 989,859 $ 1,025,039